Reporting And Accounting Policies - Additional Information (Detail)		12 Months Ended
	Dec. 31, 2013 Entity	Dec. 31, 2013 Lower Limit	Dec. 31, 2013 Upper Limit	Dec. 31, 2013 computer equipment and laptop computers Lower Limit	Dec. 31, 2013 computer equipment and laptop computers Upper Limit	Dec. 31, 2013 Building, Building Improvements, and Integrated Components Lower Limit	Dec. 31, 2013 Building, Building Improvements, and Integrated Components Upper Limit	Dec. 31, 2013 Property, Plant and Equipment, Other Types Lower Limit	Dec. 31, 2013 Property, Plant and Equipment, Other Types Upper Limit	Dec. 31, 2013 Land and Building	Dec. 31, 2012 Land and Building
Significant Accounting Policies [Line Items]
Number of Subsidiaries	54
Number of Mutual Insurance Company Affiliates	1
Number of Limited Partnership Investment Affiliates	1
Auction Rate Securities, Period Between Auction Dates		7 days	49 days
Estimated useful lives				2 years	3 years	7 years	40 years	3 years	10 years
Land and buildings as a percentage of total property and equipment										76.00%	75.00%